PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
Property plant and equipment, gross		$ 53,209
Less: accumulated depreciation		(1,973)
Property and equipment, Net		51,236
Depreciation Expenses		1,968
Shuhai [Member] | Furniture and Fixtures [Member]
Property plant and equipment, gross		38,193
Shuhai [Member] | Office equipment [Member]
Property plant and equipment, gross		15,016
Datasea [Member]
Property plant and equipment, gross	$ 56,543		$ 56,543
Less: accumulated depreciation	(8,352)		(8,352)
Property and equipment, Net	48,191	$ 51,236	48,191
Depreciation Expenses	3,638		6,778
Datasea [Member] | Furniture and Fixtures [Member]
Property plant and equipment, gross	35,975		35,975
Datasea [Member] | Office equipment [Member]
Property plant and equipment, gross	$ 20,568		$ 20,568